S000006018 [Member] Investment Risks - Versatile Bond Portfolio	Jan. 31, 2026
Interest rate risks [Member]
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Interest rate risk — changes in interest rates will affect the value of the Portfolio’s investments. Generally, prices of debt securities tend to fall when prevailing interest rates rise and rise when prevailing interest rates fall. Typically, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security’s price. Thus, the Portfolio’s sensitivity to interest rate risk will increase with any increase in the Portfolio’s overall duration.

Credit risks [Member]
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Credit risk — an issuer or guarantor of debt securities, or the counterparty to an investment contract or repurchase agreement, may be unable or unwilling to pay principal and interest when due, or otherwise honor its obligations.

U S government and agency securities risk [Member]
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U.S. government and agency securities risk — U.S. government and agency securities (such as securities issued by Government National Mortgage Association (“Ginnie Mae”), Federal National Mortgage Association (“Fannie Mae”) or Federal Home Loan Mortgage Corporation (“Freddie Mac”)) are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by the U.S. Treasury or Ginnie Mae, that are backed by the full-faith-and- credit of the United States, are guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Notwithstanding that these securities are backed by the full-faith-and-credit of the United States, circumstances could arise that could prevent the payment of interest or principal. This would result in losses to the Portfolio. Securities issued or guaranteed by U.S. government agencies, such as Fannie Mae and Freddie Mac, are not backed by the full-faith-and-credit of the United States and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government agency securities that are not backed by the full-faith-and-credit of the United States are subject to greater credit risk.

Income risk [Member]
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Income risk — the Portfolio’s income generally declines during periods of falling interest rates because the Portfolio must reinvest the proceeds it receives from existing investments (upon their maturity, prepayment, amortization, call or buy-back) at a lower rate of interest or return.

Prepayment and extension risk [Member]
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Prepayment and extension risk — a security held by the Portfolio may be paid off by the issuer more quickly than originally anticipated, thereby shortening duration, and the Portfolio may then have to reinvest the proceeds in an investment offering a lower yield, and may not benefit from any increase in value that might otherwise result from declining interest rates and may lose any premium it paid to acquire the security. Higher interest rates generally result in slower payoffs, which effectively increase duration, heighten interest rate risk, and may increase the magnitude of resulting price declines.

Inflation risk [Member]
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Inflation risk — the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio’s assets can decline as can the value of the Portfolio’s distributions. This risk is significantly greater if the Portfolio invests a significant portion of its assets in bonds with longer maturities.

Security selection risk [Member]
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•	Security selection risk — securities selected for the Portfolio may perform differently than expected.

Below investment grade bond risk [Member]
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Below investment grade bond risk — below investment grade bonds (also referred to as “high yield” or “junk” bonds) involve greater risk of loss because they are subject to greater levels of credit and liquidity risks. Below investment grade bonds are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. The prices of below investment grade bonds fluctuate more than higher rated bonds. Below investment grade bonds are generally less liquid, especially during periods of economic uncertainty or change, than higher-rated bonds. At times, it may be difficult to sell these securities promptly at an acceptable price, which may limit the Portfolio’s ability to sell securities in response to specific economic events or to meet redemption requests. The Portfolio may also from time to time hold defaulted securities or securities of issuers involved in bankruptcy or insolvency proceedings. As a result of such proceedings, the Portfolio may hold equity securities received in these proceedings.

Liquidity risk [Member]
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Liquidity risk — certain of the Portfolio’s investments may be or become illiquid. An illiquid investment may be difficult to value and the Portfolio may be unable to sell illiquid investments at the time or price it desires and could lose its entire investment in such investments. The Portfolio also may be required to dispose of other investments at unfavorable times or prices to satisfy its obligations, which may result in a loss or may be costly to the Portfolio. Liquidity risk may be heightened during periods of market volatility.

Risks of investing in foreign and emerging markets [Member]
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Risks of investing in foreign and emerging markets — investments in foreign securities involve risks that are in addition to the risks associated with investing in U.S. securities. The risks of investing in securities of foreign issuers can include, among others: unfavorable differences in liquidity and volatility; less developed or less efficient trading markets; less stringent accounting and financial reporting standards or inability to obtain reliable financial information regarding a company’s financial condition; social, political or economic instability; revolutions, wars or diplomatic developments; foreign currency exchange controls and foreign taxation issues; the risk of expropriation of assets or nationalization of a company or industry by foreign governments; currency risk (i.e., the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment); and settlement, custodial or other operational risks. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid and more difficult to value than securities of U.S. issuers. In addition, foreign markets can perform differently than the U.S. market. Investing in emerging (less developed) markets may involve higher levels of each of these risks.

Risks of investing in preferred stocks [Member]
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Risks of investing in preferred stocks — preferred stock dividends are not paid until all debt obligations of the issuer are first met. Preferred stocks therefore may be subject to more fluctuations in market value than debt of the same issuer due to changes in market participants’ perceptions of the issuer’s ability to continue to pay dividends. Convertible preferred stock tends to be more volatile than non-convertible preferred stock because its value is related to the price of the issuer’s common stock as well as the dividends payable on the preferred stock. Preferred stocks may be sensitive to changes in interest rates. When interest rates rise, the value of preferred stocks will generally decline.

Risks of investing in foreign government and supranational organization obligations [Member]
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Risks of investing in foreign government and supranational organization obligations — no established secondary markets may exist for many foreign government and supranational organization obligations. The Portfolio may have limited legal recourse in the event of a default with respect to foreign government and supranational organization obligations it holds.

Currency risk [Member]
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Currency risk — foreign debt securities may be issued and traded in foreign currencies. Revenue from such securities also will be denominated in foreign currencies. The market values in U.S. dollars of foreign debt securities and income from debt securities denominated in foreign currencies may be adversely affected by reductions in the value of those currencies relative to the U.S. dollar.

Bank obligations risk [Member]
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Bank obligations risk — investments in bank obligations may expose the Portfolio to adverse developments in or related to the banking industry. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

Redemption risk [Member]
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Redemption risk — market developments and other factors, including a general rise in interest rates, have the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. The Portfolio may experience periods of heavy redemptions that could cause it to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Portfolio’s performance.

Hedging risk [Member]
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Hedging risk — forward currency contracts and currency futures contracts may be used to hedge foreign currency risk. Hedging tends to limit any potential gain that may be realized if the value of the Portfolio’s assets increases because of currency fluctuations. In addition, hedging may increase the Portfolio’s expenses. There is a risk that these contracts intended as a hedge may not perform as intended, in which case the Portfolio may not be able to minimize the effects of foreign currency fluctuations and may suffer a loss. Use of these contracts also could result in a loss if the counterparty to the transaction does not perform as promised, including because of the counterparty’s bankruptcy or insolvency.

Repurchase agreement risk [Member]
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Repurchase agreement risk — the obligations of a counterparty to a repurchase agreement are not guaranteed. There are risks that a counterparty may default at a time when the collateral has declined in value, or a counterparty may become insolvent, which may affect the Portfolio’s right to control the collateral. If the seller in a repurchase agreement transaction defaults on its obligations to repurchase a security, the Portfolio may suffer delays, incur costs and lose money in exercising its rights.

Market risks [Member]
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Market risk — the value of the Portfolio’s assets will fluctuate as the bond market fluctuates. These fluctuations may cause the price of a security to decline for short- or long-term periods and cause the security to be worth less than it was worth when purchased by the Portfolio, or less than it was worth at an earlier time. Debt securities may decline in value due to factors affecting individual issuers, securities markets generally or particular industries or sectors within the securities markets.

Risk Lose Money [Member]
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Risk [Text Block]	An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.